Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Total effective rate	1.80%	0.40%	1.80%	0.40%
Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member]
Income Taxes [Line Items]
Income tax expense (benefit) at statutory rate					(4.00%)	4.00%	(4.00%)
Non-taxable income resulting from use of state and local business apportionment factors and permanent items related to compensation					3.89%	(3.28%)	5.40%
Transaction costs					0.00%	0.00%	1.43%
Impact of the Company's subsidiary's local taxes					(0.08%)	0.10%	(8.07%)
Provision to return adjustments and other					0.07%	0.34%	(1.27%)
Total effective rate					(0.12%)	1.16%	(6.51%)